Consolidated Balance Sheets - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 113,846	$ 118,888
Interest-bearing deposits with banks	79,638	39,013
Securities (Note 4)
Trading	139,240	136,071
Investment, net of applicable allowance	145,484	139,743
Securities	284,724	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Loans (Note 5)
Retail	503,598	457,976
Wholesale	218,066	208,655
Loans	721,664	666,631
Allowance for loan losses (Note 5)	(4,089)	(5,639)
Loans, net	717,575	660,992
Segregated fund net assets (Note 15)	2,666	1,922
Other
Customers' liability under acceptances	19,798	18,507
Derivatives (Note 8)	95,541	113,488
Premises and equipment (Note 9)	7,424	7,934
Goodwill (Note 10)	10,854	11,302
Other intangibles (Note 10)	4,471	4,752
Other assets (Note 12)	61,883	58,921
Total other assets	199,971	214,904
Total assets	1,706,323	1,624,548
Deposits (Note 13)
Personal	362,488	343,052
Business and government	696,353	624,311
Bank	41,990	44,522
Total deposits	1,100,831	1,011,885
Segregated fund net liabilities (Note 15)	2,666	1,922
Other
Acceptances	19,873	18,618
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Derivatives (Note 8)	91,439	109,927
Insurance claims and policy benefit liabilities (Note 14)	12,816	12,215
Other liabilities (Note 17)	70,301	69,831
Total other liabilities	494,471	514,107
Subordinated debentures (Note 18)	9,593	9,867
Total liabilities	1,607,561	1,537,781
Equity attributable to shareholders
Retained earnings	71,795	59,806
Other components of equity	2,533	3,414
Total equity attributable to shareholders	98,667	86,664
Non-controlling interests	95	103
Total equity	98,762	86,767
Total liabilities and equity	1,706,323	1,624,548
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 19)	6,684	5,945
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 19)	$ 17,655	$ 17,499